Derecognition of financial assets (Tables)	3 Months Ended
Jan. 31, 2021
Text Block [Abstract]
Summary of Carrying Amount of Transferred Assets Do Not Qualify for Derecognition and Associated Liabilities
The following table provides the carrying amount of transferred assets that do not qualify for derecognition and the associated liabilities:

	As at
($ millions)	January 31 2021 (1)	October 31 2020 (1)
Assets
Carrying value of residential mortgage loans	$19,149	$20,586
Other related assets (2)	10,276	9,548
Liabilities
Carrying value of associated liabilities	27,143	27,819
(1)
The fair value of the transferred assets is $28,892

(October 31, 2020 – $29,415) and the fair value of the associated liabilities is $28,211

(October 31, 2020 – $28,920) for a net position of $681

(October 31, 2020 – $495).

(2)
These include cash held in trust and trust permitted investment assets
,
 including repurchase style transactions of mortgage-backed securities,

acquired as part of the principal reinvestment account that the Bank is required to maintain in order to participate in the programs.

The following table provides the carrying amount of the transferred assets and the associated liabilities:

	As at
($ millions)	January 31 2021 (1)	October 31 2020 (1)
Carrying value of securities associated with:
Repurchase agreements (2)	$121,733	$121,918
Securities lending agreements	63,756	53,082
Total	185,489	175,000
Carrying value of associated liabilities (3)	$140,491	$137,763
(1)
The fair value of transferred assets is $185,489 (October 31, 2020 – $175,000) and the fair value of the associated liabilities is $140,491 (October 31, 2020 – $137,763) for a net position of $44,998 (October 31, 2020 – $37,237).

(2)	Does not include over-collateralization of assets pledged.
(3)	Liabilities for securities lending arrangements only include amounts related to cash collateral received. In most cases, securities are received as collateral.